CAPITAL STOCK (Details 2)	12 Months Ended
Dec. 31, 2016 shares $ / shares
Number of Options
Outstanding at beginning of year | shares	33,334
Expired | shares	(33,334)
Outstanding at end of year | shares	0
Weighted Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 1.20
Expired | $ / shares	1.20
Outstanding at end of year | $ / shares	$ 0.00